SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH FEBRUARY 2003

           THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

02-03    GER    1500     4.5000       5.09	       Weeden & Co.
02-04    " "    2000     4.4300       4.92	       	""
02-05    " "    1500     4.4100       5.09	       	""
02-06    " "    3000     4.3900       4.93	       	""
02-07    " "    2500     4.3000	  4.79	       	""
02-10    " "    1000     4.2800       4.80	       	""
02-11    " "    2000     4.3120       4.85	       	""
02-12    " "    3000     4.2600	  4.75	       	""
02-13    " "    2500     4.2300       4.75	       	""
02-14    " "    4000     4.2838       4.96	       	""
02-18    " "    3000     4.3490       5.05	       	""
02-19    " "     500     4.3200       4.86	       	""
02-20    " "     600     4.3100       4.83	       	""
02-21    " "    1000     4.2100       4.93		     	""
02-24    " "    1500     4.2080       4.76	       	""
02-25    " "     500     4.1000       4.60	       	""
02-26    " "     700     4.0500       4.54	       	""
02-27    " "     800     4.0800       4.65	       	""
02-28    " "    1200     4.1800       4.73	       	""




The Germany Fund, Inc.
    (Name of Registrant)
By Corinna Chan - Fund Administrator
Date of Statement          3/04/03